Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2023 and 2024:

Fair value measurements
December 31, 2024
Level 3
Assets:
Assets in respect of business combinations	$2,654
$2,654
Liabilities:
Liability in respect of business combinations	$1,385
Put options of non-controlling interests	20,066
$21,451

Fair value measurements
December 31, 2023
Level 3
Assets:
Assets in respect of business combinations	$1,368
$1,368
Liabilities:
Liability in respect of business combinations	$6,175
Put options of non-controlling interests	18,872
$25,047

Schedule of Contingent Consideration in Respect of the Business Combinations

The movement in the contingent consideration in respect of the business combinations is as follows:

	December 31,
	2023	2024
Opening balance	$19,693	$6,175
Payment of contingent consideration	(13,908)	(5,489)
Increase in fair value of contingent consideration	880	567
Decrease in fair value of contingent consideration	(640)	-
Foreign currency translation adjustments	(146)	-
Amortization of interest and exchange rate	296	132

Closing balance	$6,175	$1,385

Schedule of Deferred Consideration in Respect of the Business Combinations

The movement in the deferred consideration in respect of the business combinations is as follows:

	December 31,
	2023	2024
Opening balance	$4,970	$1,530
Increase in deferred consideration due to acquisitions	-	3,216
Payment of deferred consideration	(3,757)	(2,285)
Gain from adjustment of deferred consideration	-	(120)
Amortization of interest and exchange rate	62	170
Working capital adjustments and other	255	539

Closing balance	$1,530	$3,050

Schedule of Financial Assets and Liabilities in the Consolidated Statements of Financial Position

The financial assets and liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9:

	December 31,
	2023	2024
Financial assets

Financial assets at cost:

Cash and cash equivalents	$105,943	$112,779
Short-term bank deposits	751	51
Trade receivables, net	108,385	123,133
Marketable securities	2,316	1,757
Total financial assets at cost measured at cost:	$217,395	$237,720

Financial assets at fair value through profit or loss:
Assets in respect of business combinations	$1,368	$2,654
Total financial assets	$218,763	$240,374
Financial liabilities at fair value through equity:
Put options of non-controlling interests	$18,872	$20,066

Financial liabilities at fair value through profit or loss:
Liability in respect of business combinations	$7,705	$4,435

Financial liabilities measured at amortized cost:
Loans from bank and financial institutions (short-term and long-term debts	$81,208	$59,294
Lease liabilities	27,507	26,858
Total financial liabilities measured at amortized cost:	$108,715	$86,152

Total financial and lease liabilities	$135,292	$110,653